Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 27,638	$ 184,490
Work in progress	902	127,530
Finished goods	1,320,562	1,905,782
Total inventories	$ 1,349,102	$ 2,217,802